Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
8.	Property and Equipment
The carrying values of property and equipment as of December 31, 2022 and January 1, 2022 were as follows:

	December 31, 2022	January 1, 2022
Equipment	$55,303	$71,436
Leasehold improvements	66,860	72,235

	$122,163	$143,671
Less: Accumulated depreciation and amortization	(93,934)	(106,452)

	$28,229	$37,219

Depreciation and amortization expense of property and equipment for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $10,125, $16,330 and $20,849, respectively.